Investment Objectives and Goals	Dec. 12, 2025
Prospectus [Line Items]
Registrant Name	Northern Lights Fund Trust III
HCM Tactical Plus Fund
Prospectus [Line Items]
Risk/Return [Heading]	HCM Tactical Plus Fund